UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               December 31, 2008

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Aragon Global Management, LLC
Address:          180 North Stetson Ave, Suite 5350
                  Prudential Plaza
                  Chicago, IL 60601

Form 13F File Number:  28-12796

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Stephens
Title:   Chief Financial Officer
Phone:   312.267.6810

Signature, Place, and Date of Signing:

    /s/ Sean Stephens            Chicago, IL                  02-06-09
------------------------        -------------                 --------
    [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        13

Form 13F Information Table Value Total:   $42,241
                                         (thousands)

List of Other Included Managers:            None


                           FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2          COLUMN 3    COLUMN 4 COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8
--------                     --------          --------    -------- --------         --------    --------    --------
                                                            VALUE   SHRS OR SH/ PUT/ INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS        CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION   MANAGERS   SOLE SHARED NONE
--------------               --------------        -----   -------- ---------------- ----------   --------   ----------------
COMCAST CORP NEW               CL A              20030N101  1,959   116,081 SH         SOLE        N/A       116,081
DOLLAR TREE INC                COM               256746108  5,410   129,417 SH         SOLE        N/A       129,417
APOLLO GROUP INC               CL A              037604105  6,019    78,557 SH         SOLE        N/A        78,557
ITT EDUCATIONAL SERVICES INC   COM               45068B109  5,962    62,767 SH         SOLE        N/A        62,767
GOL LINHAS AEREAS INTLG S A    SP ADR REP PFD    38045R107    615   145,289 SH         SOLE        N/A       145,289
IAC INTERACTIVECORP            COM PAR $.001     44919P508  6,148   390,876 SH         SOLE        N/A       390,876
AT&T INC                       COM               00206R102  3,557   124,816 SH         SOLE        N/A       124,816
VIVO PARTICIPACOES S A         SPON ADR PFD NEW  92855S200  1,471   117,335 SH         SOLE        N/A       117,335
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105  4,533   146,286 SH         SOLE        N/A       146,286
CEMEX SAB DE CV                SPON ADR NEW      151290889    832    91,012 SH         SOLE        N/A        91,012
UNIBANCO-UNIAO DE BANCOS BRA   ADR               90458E107  1,410    21,824 SH         SOLE        N/A        21,824
DESARROLLADORA HOMEX S A DE    SPONSORED ADR     25030W100  1,472    64,491 SH         SOLE        N/A        64,491
QUALCOMM INC                   COM               747525103  2,853    79,623 SH         SOLE        N/A        79,623
                                                           ------
                       TOTAL                               42,241